Income from reinsurance ceded	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Income from reinsurance ceded
9 Income from reinsurance ceded

	2022	2021 1)	2020 1)
Recovered claims and benefits	3,480	3,377	3,362

Change in technical provisions	(612)	738	309

Commissions	148	147	396

Amortization charges	(9)	2	-
Total	3,009	4,263	4,066

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.